Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Total	Reported	Adjustment	Private Placement	Ordinary Shares	Common Shares	Common Shares Reported	Common Shares Adjustment	Common Shares Private Placement	Common Shares Ordinary Shares	Common Shares Ordinary Shares Reported	Common Shares Ordinary Shares Adjustment	Common Shares B Ordinary Shares	Common Shares B Ordinary Shares Reported	Common Shares B Ordinary Shares Adjustment	Additional Paid in Capital	Additional Paid in Capital Reported	Additional Paid in Capital Adjustment	Additional Paid in Capital Private Placement	Additional Paid in Capital Ordinary Shares	Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss) Reported	Subscription Receivable	Subscription Receivable Reported	Accumulated Deficit	Accumulated Deficit Reported
Stockholders' equity, beginning of period at Dec. 31, 2019	$ 3,830	$ 3,830	$ 0			$ 36	$ 0	$ 36		$ 0	$ 86	$ (86)	$ 0	$ 67	$ (67)	$ 94,432	$ 94,315	$ 117			$ 2,261	$ 2,261	$ (1,004)	$ (1,004)	$ (91,895)	$ (91,895)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2019						36,285,113	0	36,285,113		0	6,028,128	(6,028,128)	0	5,296,549	(5,296,549)
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	(2,555)	(2,220)	(335)
Net loss	(60,278)	(54,875)	(5,403)
Stockholders' equity, ending of period (in shares) at Dec. 31, 2020						36,463,696				0			0
Stockholders' equity, end of period at Dec. 31, 2020	(46,596)	(41,776)	(4,820)			$ 36				$ 0			$ 0			105,835					(294)		0		(152,173)
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	(571)	(324)
Net loss	(102,357)	(79,433)	(22,924)
Stockholders' equity, end of period at Mar. 31, 2021	(129,879)	(104,572)	(25,307)
Stockholders' equity, beginning of period at Dec. 31, 2020	(46,596)	(41,776)	(4,820)			$ 36				$ 0			$ 0			105,835					(294)		0		(152,173)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2020						36,463,696				0			0
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	(316)	435
Net loss	(102,103)	(136,258)	34,155
Stockholders' equity, end of period at Jun. 30, 2021	(117,726)	(150,375)	32,649
Stockholders' equity, beginning of period at Dec. 31, 2020	(46,596)	(41,776)	(4,820)			$ 36				$ 0			$ 0			105,835					(294)		0		(152,173)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2020						36,463,696				0			0
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	2,505	4,026	(1,521)
Net loss	(122,974)	(161,908)	38,934
Stockholders' equity, end of period at Sep. 30, 2021	(123,019)	(157,684)	34,665
Stockholders' equity, beginning of period at Dec. 31, 2020	(46,596)	(41,776)	(4,820)			$ 36				$ 0			$ 0			105,835					(294)		0		(152,173)
Stockholders' equity, beginning of period (in shares) at Dec. 31, 2020						36,463,696				0			0
Increase (Decrease) in Stockholders' Equity
Proceeds received for common shares				$ 122,717					$ 13										$ 122,704
Debt discount related to beneficial conversion feature of convertible loan notes (Note 13)	31,289															31,289
Exercise of warrants to purchase ordinary shares (in shares)						1,967,193
Exercise of legacy warrants to purchase common shares	606					$ 2										604
Conversion of convertible loan notes	106,252					$ 11										106,241
Conversion of convertible loan notes (in shares)						10,460,460
Conversion of advanced subscription agreements into common shares (in shares)						1,053,273
Conversion of Advanced Subscription Agreements	12,757					$ 1										12,756
Exercise of share options (in shares)										15,681,274
Exercise of share options					$ 2,086					$ 16										$ 2,070
Issuance of Common Shares in connection with the Business Combination, net of transaction costs of $16,464	(18,496)					$ 15										(18,511)
Issuance of common stock in connection with the business combination, net of transaction cost (in shares)						15,474,309
Private Investment in Public Equity financing, net of equity issuance costs of $5,783 (in shares)									12,850,000
Share-based compensation expense	52,316															52,316
Unrealized gain (loss) on foreign currency translation	2,541																				2,541
Net loss	(217,778)																								(217,778)
Stockholders' equity, ending of period (in shares) at Dec. 31, 2021						93,950,205
Stockholders' equity, end of period at Dec. 31, 2021	47,694					$ 94										$ 415,304					$ 2,247		$ 0		$ (369,951)
Stockholders' equity, beginning of period at Mar. 31, 2021	(129,879)	(104,572)	(25,307)
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	255	759
Net loss	254	(56,825)
Stockholders' equity, end of period at Jun. 30, 2021	(117,726)	(150,375)	32,649
Increase (Decrease) in Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	2,821	3,591	(770)
Net loss	(20,871)	(25,650)	4,779
Stockholders' equity, end of period at Sep. 30, 2021	$ (123,019)	$ (157,684)	$ 34,665